Long-Term Debt (Details Narrative) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 26, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)
Debt Instrument [Line Items]
Repayments of Debt	$ 66,127		$ 242,515
Interest Expense Operating and Nonoperating	$ 57,442		$ 60,925
Weighted average interest rate	5.30%		6.80%
Debt Instrument, Covenant Compliance	As of June 30, 2025, and December 31, 2024, the Company was in compliance with all financial debt covenants
Line of Credit Facility, Remaining Borrowing Capacity	$ 101,702
2022 Bonds - 2021 Bond [Member] | Bonds requirements and terms [Member]
Debt Instrument [Line Items]
Cash Collateral for Borrowed Securities | €				€ 100,000
Description of deposit to the DSRA account	the Company deposit to the DSRA 50% of any cash disbursements to shareholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time
Description of the difference detween MVAN and $300,000	if the Company’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding)
Covenants [Member]
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense	2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet	0.75:1
Covenants [Member] | Per Vessel [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalent	$ 500
2025 - LCO2 HMG/C credit facility [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity, which may increase up to a total of $117,347 million if long term employment is secured		$ 101,702
Description of scope		financing the delivery from the shipyard of the two vessels under construction (the LCO2 - HMG/C Amadeus (Hull - 8399) and the LCO2 - HMG/C Athenian (Hull - 8405))
Maturity date		5 years
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 66,127
2022 Credit Facility and Financing Arrangement [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement	125.00%
2023 Credit Facility - 2024 LNC/C Aristidis I Credit Facility Financing Arrangements | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement	120.00%
'2021 Bocomm', '2024 Bocomm-LNG/C Asklipios' and '2024 Bocomm-LNG/C Attalos Financing Arrangement [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement	111.00%
2023 CMBFL-LNG/C AMI, 2023 CMBFL - LNG/C, 2024 LNG/C Aktoras credit facility and 2024 LNG/C Axios II credit facility [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement	110.00%